Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2017
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Cash and Cash Equivalents

Note 5. Cash and Cash Equivalents

For the purposes of the statement of cash flows, cash includes cash on hand and in banks and cash equivalents, which are short-term, highly liquid investments that are readily convertible to known amounts of cash and are subject to an insignificant risk of changes in value, with a maturity date of three months or less at their acquisition date. Cash and cash equivalents at the end of the reporting period consists of the following:

	2017		2016
Cash and bank balances	Ps.	9,497	Ps.	5,429
Cash equivalents (see Note 3.5)		9,270		5,047

	Ps.	18,767	Ps.	10,476

As explained in Note 3.3, Venezuela’s operation was deconsolidated. At December 31, 2017, cash and cash equivalent balances of the Venezuela’s operations were Ps.170.